Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	$ 8,075,715,079	$ 7,405,052,698
Less: Amounts allocated to withdrawing participants	(1,184,120)	(894,572)
Net assets available for benefits per the Form 5500, at fair value	$ 8,074,530,959	$ 7,404,158,126